Annual Total Returns- Janus Henderson Multi-Sector Income Fund (Class A C S I N T Shares) [BarChart] - Class A C S I N T Shares - Janus Henderson Multi-Sector Income Fund - Class I	2015	2016	2017	2018	2019	2020
Total	1.83%	7.86%	6.70%	0.63%	11.19%	5.46%